Summary of personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Personnel expenses

EURm	2023	2022	2021
Salaries and wages(1)	5 988	6 439	6 191
Pensions and other post- employment benefits
Defined contribution plans	251	241	223
Defined benefit plans(2)	156	193	183
Share-based payments	202	149	118
Social security costs	873	881	826
Total	7 470	7 903	7 541
(1)Includes termination benefits.
(2)Excludes amounts recorded in financial income and expenses, refer to Note 3.4.
Pensions and other post-employment benefits.

	2023	2022	2021
Average number of employees	86 689	86 896	87 927